Plant and Equipment	12 Months Ended
Dec. 31, 2022
Text Block 1 [Abstract]
Plant and Equipment
16.
Plant and equipment

	Leasehold improvements	Computers	Furniture, equipment and motor vehicle	Total
	$’000	$’000	$’000	$’000
2022
Cost
Beginning of financial year	4,395	4,589	842	9,826
Additions	221	1,131	79	1,431
Reclassification	(82)	—	82	—
Disposals during the year	(437)	(433)	(90)	(960)
Currency revaluation adjustments	(125)	(163)	(30)	(318)
End of financial year	3,972	5,124	883	9,979
Accumulated depreciation
Beginning of financial year	2,866	3,050	581	6,497
Depreciation charge	964	984	171	2,119
Disposals during the year	(437)	(429)	(76)	(942)
Currency revaluation adjustments	(84)	(121)	(25)	(230)
End of financial year	3,309	3,484	651	7,444
Net book value
End of financial year	663	1,640	232	2,535

16.
Plant and equipment (continued)

	Leasehold improvements	Computers	Furniture, equipment and motor vehicle	Total
	$’000	$’000	$’000	$’000
2021
Cost
Beginning of financial year	3,532	3,225	614	7,371
Additions	408	1,180	85	1,673
Acquisition of subsidiaries	595	269	159	1,023
Disposals during the year	(111)	(70)	(7)	(188)
Currency revaluation adjustments	(29)	(15)	(9)	(53)
End of financial year	4,395	4,589	842	9,826
Accumulated depreciation
Beginning of financial year	1,872	2,401	479	4,752
Depreciation charge	1,118	727	114	1,959
Disposals during the year	(111)	(54)	(7)	(172)
Currency revaluation adjustments	(13)	(24)	(5)	(42)
End of financial year	2,866	3,050	581	6,497
Net book value
End of financial year	1,529	1,539	261	3,329